Property, Plant And Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment
17 .	PROPERTY, PLANT AND EQUIPMENT

	Furniture and fixtures	Computer equipment	Total
	HK$	HK$	HK$
Cost:

At January 1, 2018	11,090	4,045,710	4,056,800
Additions	—	14,214	14,214

At December 31, 2018 and January 1, 2019	11,090	4,059,924	4,071,014
Additions	—	13,710	13,710

At December 31, 2019	11,090	4,073,634	4,084,724

Accumulated depreciation:

At January 1, 2018	4,060	3,600,907	3,604,967
Charge for the year	2,218	332,623	334,841

At December 31, 2018 and January 1, 2019	6,278	3,933,530	3,939,808
Charge for the year	2,218	111,701	113,919

At December 31, 2019	8,496	4,045,231	4,053,727

Carrying amount:
At December 31, 2019	2,594	28,403	30,997

At December 31, 2018	4,812	126,394	131,206

At January 1, 2018	7,030	444,803	451,833